Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses
Research and development	$ 233,665	$ 381,061	$ 1,010,075	$ 909,746	$ 1,849,996	$ 3,190,293
Sales and marketing	5,813	68,834	10,091	137,825	189,470	571,040
General and administrative	1,243,778	851,195	2,636,838	1,722,801	3,723,635	7,055,814
Total operating expenses	1,483,256	1,301,090	3,657,004	2,770,372	5,763,101	10,817,147
Operating loss	(1,483,256)	(1,301,090)	(3,657,004)	(2,770,372)	(5,763,101)	(10,817,147)
Other (expenses) income
Other income	(45)	13,066	306	37,456	71,224	108,484
Digital asset staking compensation	9,700	0	20,760	0	5,121	0
Unrealized gain on change in fair value of digital assets	1,290,892	0	2,029,068	0	(995,161)	0
Realized gain on change in fair value of digital assets	409,355	0	530,940	0
Warrant expense					665,030	7,323,685
Changes in fair value of warrant liability	(66,702)	62,112	(75,559)	470,674	319,537	3,447,737
Gain on settlement of warrant exercise					0	3,076,664
Total other expenses	1,643,200	75,178	2,505,515	508,130	(1,264,309)	(690,800)
Income/(loss) from operations before income taxes	159,944	(1,225,912)	(1,151,489)	(2,262,242)	(7,027,410)	(11,507,947)
Provision for income taxes	0	0	0	0	0	0
Net Income (Loss)	$ 159,944	$ (1,225,912)	$ (1,151,489)	$ (2,262,242)	$ (7,027,410)	$ (11,507,947)
Net income (loss) per share – basic (in Dollars per share)	$ 0.12	$ (1.71)	$ (0.91)	$ (3.55)	$ (8.93)	$ (56.94)
Net income (loss) per share – diluted (in Dollars per share)	$ 0.06	$ (1.71)	$ (0.91)	$ (3.55)	$ (8.93)	$ (56.94)
Weighted average common shares – basic (in Shares)	1,324,046	717,107	1,262,040	637,362	787,020	202,106
Weighted average common shares – diluted (in Shares)	2,475,261	717,107	1,262,040	637,362	787,020	202,106